NOTE 5 - RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2012
Related Party Transactions Disclosure [Text Block]
NOTE 5 – RELATED PARTY TRANSACTIONS

During the year ended December 31, 2012, 107,076,003 shares were issued to directors and officers of the Company and their family for a total amount of $4,313,040, of which $150,000 was contributed as cash by them and $4,163,040 was granted to them as stock-based compensation.

Included in short term loans payable is an amount due to a shareholder and director of the Company for the amount of $36,450 (2011 - $NIL) (See Note 11) and $9,856 (2011 - $NIL) due to another director and officer of the Company (See Note 11) and in accrued liabilities – other is an amount of $28,118 (2011 - $NIL) due to directors and officers of the Company as at December 31, 2012. Other receivables include an amount of $3,576 (2011 - $NIL) due from a director and officer of the Company as at December 31, 2012.

During the year ended December 31, 2011, 48,500,000 shares were issued to directors and officers of the Company for a total amount of $2,425,000, of which $4,850 was contributed as cash by the directors and officers and $2,420,150 was granted to them as stock-based compensation.

Transactions with related parties are measured at the exchange amount, which is the amount of consideration established and agreed to by the related parties.